Vessels, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	$350,393,448	$(124,042,367)	$226,351,081

Acquisitions and improvements	36,606,932	—	36,606,932

Impairment loss	(10,894,125)	1,898,102	(8,996,023)

Depreciation for the period	—	(8,690,061)	(8,690,061)

Spin-off of drybulk carriers (Note 1)	(28,500,000)	—	(28,500,000)

Balance as at June 30, 2023	$347,606,255	$(130,834,326)	$216,771,929

The additions during the
six-month
period ended June 30, 2023 mainly relate to the acquisition of vessels “Glorieuse” and “Eco Wildfire” (Note 3).
As of December 31, 2022 and June 30, 2023, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As undiscounted net operating cash flows exceeded each vessel’s carrying value, no impairment was recorded.